Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1501 Fax +1 617 369 0205 TWRakestraw@StateStreet.com

November 10, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
            Securities Act File No. 333-92935;
            Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the
iShares Core International Aggregate Bond ETF, each dated November 10, 2015, do not differ from those contained in Post-Effective Amendment No. 1,534 to the Trust’s Registration Statement on
Form N-1A, filed electronically on November 10, 2015.
If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr &
Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.